Impairment, Restructuring Charges and Other Related Closure Costs - Changes to Restructuring Provisions Recorded on Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Reserve Disclosures [Abstract]
Charges incurred	$ 108	$ 71	$ 93
Amounts paid	(73)
Manufacturing Restructuring Plan [Member]
Restructuring Reserve Disclosures [Abstract]
Charges incurred		34	26
Other Restructuring Initiatives [Member]
Restructuring Reserve Disclosures [Abstract]
Charges incurred	11	5	3
Changes to restructuring provisions [Member]
Restructuring Reserve Disclosures [Abstract]
Provision, beginning balance	53	136
Charges incurred	122	75
Adjustments for unused provisions	(14)	(4)
Amounts paid	(73)	(154)
Currency translation effect	3
Provision, ending balance	91	53
Changes to restructuring provisions [Member] | St-Ericsson April 2012 restructuring plan [Member]
Restructuring Reserve Disclosures [Abstract]
Provision, beginning balance
Charges incurred	73
Adjustments for unused provisions	(9)
Amounts paid	(25)
Currency translation effect	3
Provision, ending balance	42
Changes to restructuring provisions [Member] | St-Ericsson cost savings plan [Member]
Restructuring Reserve Disclosures [Abstract]
Provision, beginning balance	19
Charges incurred	22	26
Adjustments for unused provisions	(2)
Amounts paid	(28)	(6)
Currency translation effect		(1)
Provision, ending balance	11	19
Changes to restructuring provisions [Member] | St-Ericsson restructuring plan [Member]
Restructuring Reserve Disclosures [Abstract]
Provision, beginning balance	17	60
Charges incurred	1	7
Adjustments for unused provisions		(1)
Amounts paid	(12)	(50)
Currency translation effect		1
Provision, ending balance	6	17
Changes to restructuring provisions [Member] | Digital restructuring plan [Member]
Restructuring Reserve Disclosures [Abstract]
Provision, beginning balance
Charges incurred	13
Adjustments for unused provisions
Amounts paid	(1)
Currency translation effect
Provision, ending balance	12
Changes to restructuring provisions [Member] | Manufacturing Restructuring Plan [Member]
Restructuring Reserve Disclosures [Abstract]
Provision, beginning balance	4	57
Charges incurred	2	35
Adjustments for unused provisions		(1)
Amounts paid	(3)	(87)
Currency translation effect
Provision, ending balance	3	4
Changes to restructuring provisions [Member] | Other Restructuring Initiatives [Member]
Restructuring Reserve Disclosures [Abstract]
Provision, beginning balance	13	19
Charges incurred	11	7
Adjustments for unused provisions	(3)	(2)
Amounts paid	(4)	(11)
Currency translation effect
Provision, ending balance	$ 17	$ 13